Equity - Additional Information (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Apr. 15, 2022 shares
Disclosure of classes of share capital [line items]
Common shares par value | $ / shares	$ 10	$ 10
Shares allocated for exercise of employee stock options	500,000,000.0	500,000,000.0
Issued capital	25,930.3	25,930.3
Legal capital reserve percentage	10.00%	10.00%
Percentage of paid in capital on reserve used to offset deficit or distribute as dividend in cash or stock	25.00%	25.00%
Non Adjusting Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Share buy back plan aggregate shares repurchased			1.4
Top of range [member]
Disclosure of classes of share capital [line items]
Total distribution	50.00%
American Depositary Shares (one represents five common shares) [member]
Disclosure of classes of share capital [line items]
Issued capital	1,064.2
Number of shares issued	5,321.2